Selected Income Statement Data	12 Months Ended
Dec. 31, 2012
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 20 - Selected Income Statement Data

A.	Revenues

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Printed Circuit Boards and
IC substrates	16,479	30,708	26,378
Microelectronics	50,450	57,696	43,857
Service fees	17,618	18,624	17,545

Total Revenues	84,547	107,028	87,780

B.	Selling, general and administrative expenses

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Selling (a1)	13,827	15,614	12,370
General and administrative	7,311	8,727	8,292

	21,138	24,341	20,662

(a1) Including shipping and handling costs	1,076	1,469	1,491

C.	Financial income (expenses), net

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Interest expense	(163)	(100)	(112)
Interest income	38	32	14
Re-evaluation of contingent consideration	1,037	(1,264)	(629)
Interest expense on liabilities to the OCS	(667)	(791)	(733)
Other, net	(12)	(777)	(18)

	233	(2,900)	(1,478)

Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $84, $(308), and $(3) in 2012, 2011 and 2010, respectively.